Loss Per Share	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Loss Per Share

13. Loss per share

Basic and diluted loss per share for the six months ended June 30, 2026, and 2025 were calculated as follows:

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Loss for the period attributable to owners of the Group (basic and diluted)	$(4,831)	$(11,899)
Basic and diluted weighted average shares outstanding	54,861	49,560
Basic and diluted loss per share	$(0.09)	$(0.24)